Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (909,116)	$ (307,356)	$ (1,797,785)	$ (460,316)	$ (1,253,242)	$ (1,253,531)
Adjustments to reconcile net loss to net cash from operating activities:
Accretion on asset retirement obligations	16,476	5,805	24,714	8,792	19,907	49,700
Depletion and depreciation	88,895	9,238	161,988	21,955	60,479	37,291
Foreign exchange loss (gain)	2,710	87,814	(1,062)	109,102	87,747	(2,209)
Forfeiture of reclamation bond		49,530		50,165	50,165
Change in fair value of warrant liability	(80,031)		(152,869)
Forgiveness of loan payable			(7,900)
Finance expense	12,359	8,642	14,956	11,116	13,506	15,905
Gain on settlement of decommissioning obligations						(10,415)
Settlement of trade payables		(7,572)		(9,683)	(9,682)	(23,329)
Proceeds from redemption of credit card deposit						18,600
Share-based payments	604,676	1,915	604,861	2,401	2,870	4,175
Shares issued for services		16,696		54,958	54,958
Loss on disposal of property and equipment					613,457	879,070
Changes in operating assets and liabilities:
Trade and other receivables	(133,419)	43,009	(173,756)	35,414	34,092	58,169
Prepaid expenses and deposits	(35,085)	(19,013)	(831,968)	(21,336)	(29,977)	40,218
Trade and other payables	179,859	(286,934)	695,431	(293,869)	(234,475)	82,876
Amounts due to related parties	(18,960)	(162,477)	(10,618)	(164,560)	(162,598)	102,052
Right of use asset and lease liability	(261)	1,528	(930)	2,476	3,010	3,232
Net cash used in operating activities	(271,897)	(559,175)	(1,474,938)	(653,385)	(749,783)	1,804
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures on property and equipment	(90,219)	(195,419)	(201,698)	(283,298)	(265,717)	(128,752)
Proceeds from sale of oil and gas interests		1,123,244		1,123,244	1,123,244
Net cash provided by (used in) investing activities	(90,219)	927,825	(201,698)	839,946	857,527	(128,752)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital	8,112,340		8,112,340
Share issuance costs	(1,049,072)		(1,067,374)
Convertible debenture repayment		(2,730)		(79,000)
Loan repayment			(23,700)
Convertible debentures					(79,000)	148,800
Loan proceeds						29,760
Loan from related party			(3,647)	(6,329)	(8,455)	(48,793)
Loan from related party	800	(78,000)
Net cash provided by (used in) financing activities	7,064,068	(80,730)	7,017,619	(85,329)	(87,455)	129,767
Change in cash during the period	6,701,952	287,920	5,340,983	101,232	20,289	2,819
Cash, beginning of the period	25,806	5,517	25,806	5,517	5,517	2,698
Cash, end of the period	6,727,758	293,437	5,366,789	106,749	25,806	5,517
Supplemental disclosures of non-cash investing and financing activities:
Common stock issued in connection with property acquisition agreement					2,468,750
Common stock purchase warrants issued in connection with property acquisition agreement					1,051,370
Trade and other payables related to property and equipment	82,054	76,855	93,960	69,262	68,735	157,240
Share issued for services included in prepaid		3,413
Share purchase warrants issued in connection with private placement	1,692,151		1,692,151
Adjustments to decommissioning liabilities					376,647	(116,191)
Supplemental cash flow disclosures:
Interest paid	$ 18,960	$ 13,090	$ 18,960	$ 13,090	$ 13,090